Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 554,690	$ 518,142
Research and development	123,037	117,662
Sales and marketing	20,380	20,388
Income tax benefit	994	4,554
Share Based Compensation [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	90	204
Research and development	3,165	5,222
General and administrative	387	723
Sales and marketing	544	995
Total compensation recognized in income	4,186	7,144
Income tax benefit	$ 894	$ 1,525